Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Investments
Schedule of Short-term Investments

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	139,740,216	210,368,027	28,820,302
Equity securities	17,151,086	44,479,404	6,093,653
Available-for-sale debt securities	—	6,319,014	865,701
Other debt investments	524,063	12,625,411	1,729,674
	157,415,365	273,791,856	37,509,330

Schedule of summary of details of available-for-sale debt securities

As of December 31, 2024
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$
Due in 1 year	6,289,405	29,613	(4)	6,319,014	865,701